CASH FLOW STATEMENT - Cash outflows (inflows) arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 151	$ 881	$ 267
Borrowings of bank loans	(326)
Proceeds from corporate bond issue		485
Repayment of lease liabilities	52	54	59
Cash outflows/(inflows) from other	(4)	(3)	4
Dividends	327	327	329
Purchase of own shares		158
Proceeds from own Shares/issue of ordinary shares		(6)	(14)
Net cash used in financing activities	200	926	645
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	151	881	267
Borrowings of bank loans	(326)
Proceeds from corporate bond issue		485
Repayment of lease liabilities	52	54	59
Cash outflows/(inflows) from other	(4)	(3)	4
Net cash used in financing activities	(127)	447	330
Equity.
Disclosure Of Cash Flow Statement [line items]
Dividends	327	327	329
Purchase of own shares		158
Proceeds from own Shares/issue of ordinary shares		(6)	(14)
Net cash used in financing activities	$ 327	$ 479	$ 315